Employee benefits - Projected benefit payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	$ 47,553
2022	45,392
2023	45,542
2024	45,732
2025	45,841
2026- 2030	227,986
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	6,333
2022	6,462
2023	6,609
2024	6,788
2025	6,955
2026- 2030	$ 37,686